CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net revenues	¥ 1,375,192	$ 193,692	¥ 1,399,844	¥ 1,236,273
Cost of revenues	(750,840)	(105,754)	(728,416)	(795,669)
Gross profit	624,352	87,938	671,428	440,604
Selling and marketing expenses	(268,399)	(37,803)	(280,093)	(437,487)
General and administrative expenses	(330,848)	(46,599)	(397,440)	(359,453)
Research and development expenses	(11,654)	(1,641)	(20,248)	(40,311)
Operating (loss) income	13,451	1,895	(26,353)	(396,647)
Interest income, net	1,089	153	1,962	2,611
Other income, net	723	102	8,150	1,466
Foreign currency exchange loss, net	(901)	(127)	(325)	(267)
(Loss) income before income taxes	14,362	2,023	(16,566)	(392,837)
Income tax (expense) benefit	7,972	1,123	14,504	(116,451)
Net (loss) income from continuing operations	22,334	3,146	(2,062)	(509,288)
Income (loss) before income taxes from discontinued operation	(5,431)	(765)	122,633	31,114
Income tax benefit (expense)	(6,549)	(922)	(35,338)	2,394
Net income (loss) from discontinued operation	(11,980)	(1,687)	87,295	33,508
Net (loss) income	10,354	1,459	85,233	(475,780)
Less: Net (loss) income attributable to non-controlling interests from continuing operations	1,428	201	1,713	(1,233)
Net (loss) income attributable to Class A and Class B ordinary shareholders	¥ 8,926	$ 1,258	¥ 83,520	¥ (474,547)
Weighted average number of ordinary shares used in computing basic (loss) income per share	53,873,945	53,873,945	54,657,222	56,260,925
Weighted average number of ordinary shares used in computing diluted (loss) income per share	55,334,574	55,334,574	57,730,672	57,630,365
Basic (loss) income per ADS attributable to ordinary shareholder from continuing operations | (per share)	¥ 1.94	$ 0.27	¥ (0.35)	¥ (45.15)
Diluted (loss) income per ADS attributable to ordinary shareholder from continuing operations | (per share)	1.89	0.27	(0.35)	(45.15)
Basic income (loss) per ADS attributable to ordinary shareholder from discontinued operation | (per share)	(1.11)	(0.16)	7.99	2.98
Diluted income (loss) per ADS attributable to ordinary shareholder from discontinued operation | (per share)	¥ (1.11)	$ (0.16)	¥ 7.56	¥ 2.91
Foreign currency translation adjustment	¥ (1,448)	$ (204)	¥ 965	¥ (421)
Comprehensive (loss) income	8,906	1,255	86,198	(476,201)
Less: Comprehensive (loss) income attributable to non-controlling interests	1,428	201	1,713	(1,233)
Comprehensive (loss) income attributable to Class A and Class B ordinary shareholders	¥ 7,478	$ 1,054	¥ 84,485	¥ (474,968)